Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
Registration File No.: 033-81396

BRANDES INVESTMENT TRUST

Brandes International Equity Fund

Brandes Global Equity Fund

Brandes Emerging Markets Value Fund

Brandes International Small Cap Equity Fund

Brandes Small Cap Value Fund

Brandes Core Plus Fixed Income Fund

Brandes Separately Managed Account Reserve Trust

(each, a “Fund”, and together the “Funds”)

Supplement dated June 13, 2024

to the Funds’ Prospectuses and Statement of Additional Information (“SAI”)

dated January 28, 2024

IMPORTANT NOTICE REGARDING FUND REORGANIZATION

At the June 13, 2024 joint special meeting of shareholders of the Funds, shareholders of the Brandes International Equity Fund, the Brandes Global Equity Fund, the Brandes Emerging Markets Value Fund, the Brandes Core Plus Fixed Income Fund, and the Brandes Separately Managed Account Reserve Trust (the “Approved Target Funds”) as of April 12, 2024, the record date for the meeting, approved the Agreement and Plan of Reorganization by and among Brandes Investment Trust, on behalf of the Approved Target Funds, Datum One Series Trust, on behalf of its corresponding series of the Approved Target Funds, and Brandes Investment Partners, L.P. to reorganize the Approved Target Funds into the applicable series of the Datum One Series Trust as described in the Combined Proxy Statement/Prospectus mailed to shareholders of record (each a “Reorganization”). The Approved Target Fund’s shareholders may purchase and redeem shares of the Approved Target Fund in the ordinary course until the last business day before the closing of the relevant Reorganization, as described in the Approved Target Funds’ prospectuses.

A quorum was not present at the joint special meeting of shareholders for the Brandes International Small Cap Equity Fund and the Brandes Small Cap Value Fund. The joint special meeting of shareholders has therefore been adjourned until June 28, 2024 at 10:00 a.m. Pacific Time with respect to those Funds.

Please retain this supplement with your Prospectus and Statement of Additional Information.